COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Annual Payments
Future annual payments under the Company's operating leases for various premises, services and equipment, net of sublease receipts, are approximately as follows:

year ended December 31	Minimum Lease Payments	Amounts Recoverable under Subleases	Net Payments
(millions of Canadian $)

2018	75	4	71
2019	76	2	74
2020	73	2	71
2021	71	1	70
2022	63	—	63
2023 and thereafter	443	2	441
	801	11	790

Schedule of Guarantees
The carrying value of these guarantees has been recorded in Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees is as follows:

		2017		2016
year ended December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Sur de Texas	ranging to 2020	315	2	805	53
Bruce Power	ranging to 2018	88	1	88	1
Other jointly owned entities	ranging to 2059	104	13	87	28
		507	16	980	82

1	TransCanada's share of the potential estimated current or contingent exposure.